Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The tax effect of the carry forwards that give rise to deferred tax assets at December 31, 2023 consists of the following:

	2023	2022
Deferred tax assets:
Net operating loss	$724,000	$319,000
Total deferred tax assets	724,000	$319,000
Valuation allowance	(724,000)	(319,000)
Deferred tax asset, net of allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory income tax rate and the Company’s effective tax rate is as follows:

	2023	2022
Statutory U.S. federal rate	21.0%	21.0%
Book to tax differences	(9.0)%	(6.0)%
Valuation allowance	(12.0)%	(15.0)%
Effective tax rate	0.0%	0.0%